Fair Values - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Partial charge-offs on impaired loans	$ 24,943	$ 28,705
Allowance for loans individually evaluated for impairment	548	4,191
Book Value Of Impaired Loans Carried At Fair Value	6,379	11,783
Impaired loans carried at fair value	5,983	9,496
Impaired Financing Receivable, Related Allowance	548	4,191
Impaired Financing Receivable, carried at fair value, related expense	900	(2,100)	$ (3,000)
MSR recorded at lower of cost or fair value	9,266	9,008	8,613	$ 9,013
Servicing Asset at Fair Value, Amount	6,800	1,900
Valuation allowance of MSR	735	542	826	$ 1,031
MSRs recorded at cost	2,500	7,100
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	(193)	284	205
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 13,926	$ 18,651
Percent of OREO held at fair value	50.00%	46.00%
Estimated fair value of other real estate owned (OREO)	$ 6,900	$ 8,500
OREO devaluations	601	1,592	$ 2,406
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 396	$ 2,287